Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other payables
Summary of trade and other payables

	As of	As of
	December 31,	December 31,
	2022	2023
Payables to merchants	11,431	4,057
Money remittances and e-wallets accounts payable	8,807	—
Deposits received from agents	3,415	439
Payables related to marketing activity	5,751	—
Commissions payable	485	40
Accrued personnel expenses and related taxes	2,073	588
Other payables	1,086	424
Total trade and other payables	33,048	5,548